Employee Benefit Plans - Summary of Aggregate Activity of Restricted Shares and Units (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	7,802,863	6,719,552	5,927,698
Stock Units, Granted	2,746,045	2,890,010	2,910,095
Stock Units, Issued	(1,520,419)	(1,573,487)	(1,910,309)
Outstanding at December 31, 2009	8,728,958	7,802,863	6,719,552
Weighted-Average Grant-Date Fair Value, beginning of year	$ 53.04	$ 57.08	$ 61.14
Stock Units Not Vested, ending of year	6,175,477
Weighted-Average Grant-Date Fair Value, Granted	$ 67.54	$ 46.38	$ 43.41
Weighted-Average Grant-Date Fair Value, Canceled	$ 56.43	$ 53.11	$ 51.84
Weighted-Average Grant-Date Fair Value, ending of year	$ 55.41	$ 53.04	$ 57.08
Total, Fair Value, Issued	$ 109	$ 79	$ 88
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	2,970,436	3,136,517	3,364,020
Stock Units, Granted	76,642	73,395	78,299
Stock Units, Issued	(139,523)	(181,035)	(204,160)
Stock Units, Canceled	(319,640)	(58,441)	(101,642)
Outstanding at December 31, 2009	2,587,915	2,970,436	3,136,517
Weighted-Average Grant-Date Fair Value, beginning of year	$ 34.06	$ 35.11	$ 36.75
Stock Units Not Vested, ending of year
Weighted-Average Grant-Date Fair Value, Granted	$ 70.25	$ 53.33	$ 45.72
Weighted-Average Grant-Date Fair Value, Canceled	$ 30.90	$ 44.23	$ 52.91
Weighted-Average Grant-Date Fair Value, ending of year	$ 33.49	$ 34.06	$ 35.11
Total, Fair Value, Issued	$ 10	$ 9	$ 10